SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2025
Short Term Bank Deposits [Abstract]
SHORT-TERM BANK DEPOSITS
NOTE 4:-	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposited in NIS or U.S. Dollars. During the year ended December 31, 2025 and 2024, the Company recognized interest in the amount of $514 and $517, respectively.